UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05569

Franklin Universal Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, Ca 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (650) 312-2000

Date of fiscal year end:  8/31

Date of reporting period: 8/31/20

Item 1. Reports to Stockholders.

Annual Report
Franklin Universal
Trust
August 31, 2020

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 416-5585 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 416-5585 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Contents
Annual Report
Franklin Universal Trust
...........................
2
Performance Summary
...........................
5
Financial Highlights and Statement of Investments
....
6
Financial Statements
.............................
19
Notes to Financial Statements
.....................
23
Report of Independent Registered
Public Accounting Firm
............................
34
Tax Information
..................................
35
Important Information to Shareholders
...............
36
Annual Meeting of Shareholders
....................
39
Dividend Reinvestment and Cash Purchase Plan
......
40
Board Members and Officers
.......................
42
Shareholder Information
..........................
47
Visit
@
franklintempleton.com/investor/
investments-and-solutions/investment-
options/closed-end-funds/
@
for fund updates, to
access your account, or to find helpful financial
financial planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Universal Trust
Dear Shareholder:
This annual report for Franklin Universal Trust covers the
fiscal year ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Performance Overview
For the 12 months under review, the Fund’s cumulative total
returns were -0.67% based on net asset value and +0.25%
based on market price, as shown in the Performance
Summary on page 5 . For comparison, the Credit Suisse (CS)
High Yield Index, which is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt
market, posted a +3.02% total return,
1
and utilities stocks,
as measured by the Standard & Poor’s
®
(S&P
®
) 500 Utilities
Index, which tracks all electric utility stocks in the broad
S&P 500
®
Index, posted a -2.03% total return for the same
period.
2
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, advanced during
the 12-month period. Before the acceleration of the novel
coronavirus (COVID-19) outbreak in February 2020, prices
for most U.S. bonds rose, and their yields declined, driven by low inflation, interest-rate cuts and strong demand for yield.
In late February, the U.S. bond market began to anticipate
the adverse economic impact of shutdowns and social
distancing measures. Higher-quality, longer-term bonds
rallied, while riskier, lower-rated corporate bonds declined sharply, reflecting a reversal in many investors’ appetite for risk. Aggressive U.S. Federal Reserve (Fed) action along
with phased business re-openings led to a recovery in the
corporate bond market beginning at the end of March.
However, yields on most bonds rose in August, fueled by a
change in long-standing inflation policy at the Fed.
After reducing the federal funds target rate in late 2019 to a range of 1.50%–1.75%, the Fed enacted two emergency
rate cuts in response to the COVID-19 pandemic in March
2020, further lowering the federal funds target rate to a
range of 0.00%–0.25%. In addition, the Fed announced
unlimited, open-ended purchasing of government-backed
and corporate bonds to help keep markets functioning. In
August 2020, the Fed announced that future interest rates
would remain low, even if inflation persistently exceeded the
Fed’s 2% target. The announcement was a major change
in inflation policy that affirmed the Fed’s commitment to
providing economic stimulus until the economy establishes a
strong growth trend.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, rose during the reporting
period. Bond purchasing by the Fed and robust demand
for investments perceived as safe drove the U.S. Treasury
market higher despite the widening U.S. federal budget
deficit and a massive increase in issuance.
U.S. corporate bond performance varied based on credit
rating, as investors became concerned about the potential
credit downgrades of many companies. Investment-grade
corporate bonds, as represented by the Bloomberg Barclays
U.S. Corporate Bond Index, posted higher returns than high-
yield corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate High Yield Bond Index.
Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
1. Source: Credit Suisse Group.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
7
.

Franklin Universal Trust

franklintempleton.com
Annual Report
Manager’s Discussion
Against the backdrop of the COVID-19 pandemic, the Fund
posted cumulative total returns of +0.25% in market price
terms and -0.67% in net asset value terms for 12-month
period under review. The Fund achieved these mixed results
amid the pandemic, which materially impacted returns for the months of February and March 2020, with high-yield (HY)
corporate bonds, as measured by the CS High Yield Index,
posting -1.92% and -12.28% total returns,
1
respectively, and
utility stocks, as measured by the S&P 500 Utilities Index,
posting -9.88% and -10.01% total returns, respectively.
2
*
Percentage of total investments of the Fund. Total investments of the Fund include long-term and short-term investments and other net assets, excluding long-term debt issued by the Fund.
Prior to February 2020, both asset classes benefited
from persistent strength in corporate and economic
fundamentals as U.S. economic growth was supported by
an accommodative central bank policy and an announced
phase one trade deal between the US and China. Favorable
returns gave way to a notable increase in volatility in
February as COVID-19 began to spread rapidly across the
globe. As many governments took aggressive actions to try
to contain the virus and its economic impact, the short-term outlook for the global economy deteriorated significantly.
Ultimately, markets spent most of February and all of March
trying to price in an event for which there is no readily
known precedent. After a historic decline from late February through late March, financial markets began to recover in
April amid unprecedented fiscal and monetary measures by
central banks and governments. Governments around the
world acted with seldom-seen speed to provide trillions of
U.S. dollars in overall fiscal spending to buffer the impact of mandated shutdowns of economic activity. The Fed provided
significant support through lowering rates to the zero lower bound in March. Declining U.S. Treasury yields generally
across the curve, along with lower government bond yields
globally, helped to support demand for both HY corporate
bonds and dividend-paying stocks. Furthermore, direct and
indirect purchases of investment-grade and HY corporate
securities lowered the cost of capital for companies and
provided additional liquidity to financial market participants.
These combined actions helped improve investor sentiment.
Although the economic fallout from the COVID-19 pandemic
still presents major unknowns, the recovery in financial
markets persisted throughout the remainder of the Fund’s
fiscal year.
High-Yield Corporate Bonds
For the 12-month period under review, the CS High Yield
Index posted a +3.02% total return.
1
As noted previously,
HY bonds performed relatively well for most of the period,
with the exception of the pandemic-impacted months of
February and March 2020. The index posted a +2.97% total
return from September 2019 through January 2020 before
giving back much of the gain in February with a -1.92%
total return.
1
The index’s +16.28% total return from April to
August more than offset the negative total return of -12.28%
during the month of March, the height of pandemic volatility.
1
We continued to observe a bifurcation in terms of quality
as higher-rated segments of the HY corporate bond market
generally outperformed during the Fund’s fiscal year.
From a sector/industry standpoint, issuers in the food and
drug industry, manufacturing industry and health care sector were notable outperformers. Meanwhile, the energy sector
was the most notable detractor, as oil prices generally
weighed on investor sentiment for this segment of the market as government-mandated shutdowns led to significant
declines in demand for transportation and fuel, which
negatively impacted the energy sector.
From April 2020 through period-end, the technical
environment remained generally supportive overall amid the
Fed’s unprecedented, albeit limited, involvement in the HY
market. Demand has been buoyed by investors’ continuing
reach for yield, which has helped to maintain sizable year-to-
Portfolio Composition
8/31/20
% of Total
Investment s *
Corporate Bonds 61.6%
Common Stocks 30.2%
Asset-Backed Securities 3.3%
Marketplace Loans 1.5%
Preferred Stocks 0.5%
Short-Term Investments & Other Net Assets 2.9%
Top 10 Holdings
8/31/20
Issuer
% of Total
Net Assets
a a
NextEra Energy Inc 4.1%
CMS Energy Corp 2.7%
Sempra Energy 2.7%
Dominion Energy Inc 2.6%
American Electric Power Co Inc 2.5%
Evergy Inc 2.1%
Alliant Energy Corp 2.1%
Xcel Energy Inc 2.0%
CCO Holdings LLC / CCO Holdings Capital Corp 1.8%
Duke Energy Corp 1.8%

Franklin Universal Trust

franklintempleton.com
Annual Report
date 2020 inflows into the HY market. In general, we remain
defensively positioned with a slight bias toward relatively
higher-quality HY bond issuers given challenged economic
fundamentals. However, we continue to find pockets of value
in both select new issues and in the secondary market. With
central bank policies driving money into the HY asset class, we continue to believe rigorous fundamental analysis and
astute credit selection will add value going forward.
Utility Stocks
In terms of utilities, the sector significantly underperformed the S&P 500 over the 12-month period, posting a -2.03%
total return compared to +21.94% for the broader index.
2
The underperformance primarily occurred over the final four
months of the period as many investors sought to position
themselves in sectors within the economy most poised to
gain from a sharp economic rebound post-pandemic.
Fundamentally, we believe utilities continue to be well-
positioned in 2020 and beyond for mid-single digit
percentage growth in earnings and dividends. Driven by
societal demands of cleaner and more reliable energy, levels of investment capital remain significantly higher than they
have been in the recent past. Companies such as NextEra
Energy, Xcel Energy and WEC Energy Group are among
those companies spending record levels of capital, and their consistent performance has transpired into strong relative
performance over the past year compared to other holdings
in our portfolio. Many investors are asking companies to
take greater responsibility relating to ESG (environmental,
social and governance) themes, and those utilities that
have been early adapters in the transition toward a lower
carbon footprint have been rewarded with above-average
equity performance over the past year. Two examples of
early ESG adapters include NextEra Energy, the world’s
largest developer of renewable energy, and Xcel Energy,
which has transitioned its power generation fleet toward
wind and away from coal. On the opposite side of the
utilities spectrum, those utilities that had subsidiary pieces of their business invested in natural gas infrastructure were significant negative contributors to performance as energy
prices continued to disappoint in 2020. CenterPoint Energy
and DTE Energy were two holdings that suffered along with
the decline in oil and gas prices. Evergy suffered a share
price setback late in the 12-month period despite announcing a solid corporate strategy, as many investors expected
company management to announce the sale of the business
to a competitor. We remain positive on Evergy’s prospects,
as well as the entire utilities sector’s prospects from a
fundamental perspective. We believe the sector’s defensive
characteristics will become more appreciated as economic
circumstances continue to develop over these uncertain
times.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn I. Voyles, CFA
Jonathan G. Belk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2020
Franklin Universal Trust

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Shares Prices
1
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in a fund adjust to a rise in interest rates, the fund’s share price may decline. Investments in lower-rated bonds include higher risk of default and loss of principal.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. In addition to having sensitivity to other factors, securities issued by utility companies have historically been sensitive to interest rate changes. When interest rates fall, utility securities prices, and thus a utilities fund’s share price, tend to rise; when interest rates rise, their prices generally fall. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in gen-
eral, in ways that cannot necessarily be foreseen. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desire results.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 10/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year -0.67% +0.25% -0.67% +0.25%
5-Year +47.48% +53.84% +8.08% +9.00%
10-Year +116.61% +110.14% +8.04% +7.71%
Symbol: FT 8/31/20 8/31/19 Change
Net Asset Value (NAV) $8.12 $8.57 -$0.45
Market Price (NYSE) $7.00 $7.37 -$0.37
Distributions
(9/1/19–8/31/20)
Net Investment
Income
Short-Term
Capital Gain Total
$0.3840 $0.0013 $0.3853

Franklin Universal Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended August 31,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.57 $7.99 $8.24 $7.67 $7.11
Income from investment operations:
Net investment income
a
......................... 0.41 0.38 0.39 0.38 0.39
Net realized and unrealized gains (losses) ........... (0.48) 0.58 (0.26) 0.57 0.64
Total from investment operations .................... (0.07) 0.96 0.13 0.95 1.03
Less distributions from:
Net investment income .......................... (0.38) (0.38) (0.38) (0.38) (0.47)
Net realized gains ............................. (—)
b
— — — —
Total distributions ............................... (0.38) (0.38) (0.38) (0.38) (0.47)
Net asset value, end of year ....................... $8.12 $8.57 $7.99 $8.24 $7.67
Market value, end of year
c
......................... $7.00 $7.37 $6.77 $7.24 $6.84
Total return (based on market value per share) ......... 0.25% 15.02% (1.18)% 11.81% 20.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.49% 2.45% 1.98% 2.00% 2.13%
Expenses net of waiver and payments by affiliates
d
...... 2.49%
e
2.44% 1.98%
e
1.99% 2.12%
Net investment income ........................... 5.01% 4.69% 4.91% 4.81% 5.48%
Supplemental data
Net assets, end of year (000’s) ..................... $204,094 $215,292 $200,796 $206,965 $192,682
Portfolio turnover rate ............................ 35.26% 21.70% 22.96% 23.25% 21.13%
Total debt outstanding at end of year (000's) ........... $65,000 $65,000 $65,000 $60,000 $60,000
Asset coverage per $1,000 of debt .................. $4,140 $4,312 $4,089 $4,449 $4,211
Average amount of senior rate fixed Notes per share during
the year ...................................... $2.59 $2.59 $2.39 $2.39 $2.39
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Statement of Investments, August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country Shares
a
Value
a
Common Stocks 39.9%
Electric Utilities 22.0%
Alliant Energy Corp. ................................... United States 80,000 $ 4,332,000
American Electric Power Co., Inc. ......................... United States 65,000 5,123,950
Duke Energy Corp. .................................... United States 46,060 3,700,460
Edison International ................................... United States 36,000 1,889,280
Entergy Corp. ........................................ United States 30,000 2,974,200
Evergy , Inc. .......................................... United States 80,000 4,257,600
Exelon Corp. ......................................... United States 80,000 2,952,800
FirstEnergy Corp. ..................................... United States 40,000 1,143,600
NextEra Energy, Inc. ................................... United States 30,000 8,375,100
Pinnacle West Capital Corp. ............................. United States 30,000 2,200,500
PPL Corp. ........................................... United States 24,500 676,935
Southern Co. (The) .................................... United States 60,000 3,130,800
Xcel Energy, Inc. ...................................... United States 60,000 4,168,500
44,925,725
Energy Equipment & Services 0.0%
†
a
Weatherford International plc ............................. United States 16,874 51,128
a
Machinery 0.1%
a,b
Birch Permian Holdings, Inc. ............................. United States 3,694 18,470
a,b
Birch Permian Holdings, Inc. ............................. United States 28,796 140,381
158,851
Metals & Mining 1.2%
BHP Group plc, ADR ................................... Australia 25,185 1,136,599
Freeport-McMoRan, Inc. ................................ United States 80,380 1,254,732
South32 Ltd., ADR .................................... Australia 10,074 76,462
2,467,793
Multi-Utilities 15.8%
CenterPoint Energy, Inc. ................................ United States 122,800 2,464,596
CMS Energy Corp. .................................... United States 90,000 5,444,100
Consolidated Edison, Inc. ............................... United States 40,000 2,853,600
Dominion Energy, Inc. .................................. United States 67,200 5,271,168
DTE Energy Co. ...................................... United States 30,000 3,560,100
NiSource, Inc. ........................................ United States 60,000 1,329,600
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,350,800
Sempra Energy ....................................... United States 45,000 5,564,250
WEC Energy Group, Inc. ................................ United States 35,000 3,292,800
32,131,014
Oil, Gas & Consumable Fuels 0.7%
c
Amplify Energy Corp. .................................. United States 245 299
a,d
Chaparral Energy, Inc., A, 144A ........................... United States 214 7
Enbridge, Inc. ........................................ Canada 39,360 1,260,307
a
Goodrich Petroleum Corp. ............................... United States 19,379 159,877
Riviera Resources, Inc. ................................. United States 5,042 8,899
1,429,389
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 3,330 43,656
Specialty Retail 0.1%
a
Party City Holdings, Inc. ................................ United States 37,652 103,166
a
Total Common Stocks (Cost $37,814,415) ......................................
81,310,722

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a
Preferred Stocks 0.6%
Electric Utilities 0.6%
SCE Trust II, 5.1% .................................... United States 50,000 $ 1,234,000
Total Preferred Stocks (Cost $1,087,500) .......................................
1,234,000
Warrants
a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 583 43
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 728 30
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 937 17
90
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 350 299
Total Warrants (Cost $—) .....................................................
389
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group 0.5 Ltd. , Sub. Bond , 144A , PIK, 7% , Perpetual ..... Bermuda 23,161 2,696
Total Convertible Bonds (Cost $4,044) .........................................
2,696
Corporate Bonds 81.2%
Aerospace & Defense 0.6%
d
BWX Technologies, Inc. , Senior Note , 144A , 5.375% , 7/15/26 .... United States 600,000 630,636
d
Signature Aviation US Holdings, Inc. , Senior Note , 144A , 5.375% ,
5/01/26 ........................................... United States 500,000 516,452
1,147,088
Airlines 0.3%
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A , 6.5% , 6/20/27 ....... United States 500,000 522,500
Auto Components 2.6%
d
Adient US LLC , Senior Secured Note , 144A , 7% , 5/15/26 ....... United States 1,900,000 2,044,143
d
Allison Transmission, Inc. , Senior Note , 144A , 4.75% , 10/01/27 ... United States 600,000 629,136
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,400,000 1,479,289
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ...
United States 1,000,000 1,124,595
5,277,163
Banks 1.0%
f
JPMorgan Chase & Co. ,
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 900,000 949,735
g
V, Junior Sub. Bond, FRN, 3.616%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 1,100,000 1,045,784
1,995,519
Biotechnology 0.4%
d
Emergent BioSolutions , Inc. , Senior Note , 144A , 3.875% , 8/15/28 . United States 900,000 915,930
Building Products 1.4%
d
Cornerstone Building Brands, Inc. , Senior Note , 144A , 8% , 4/15/26 United States 900,000 952,285
d
JELD-WEN, Inc. ,
Senior Bond, 144A, 4.875%, 12/15/27 .................... United States 300,000 313,068
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 300,000 302,594
Senior Secured Note, 144A, 6.25%, 5/15/25 ............... United States 200,000 215,720

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Building Products (continued)
d
Standard Industries, Inc. , Senior Note , 144A , 5% , 2/15/27 ....... United States 300,000 $ 314,128
d
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A , 5.25% , 1/15/29 ............................ United States 800,000 841,064
2,938,859
Chemicals 2.7%
d,e
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A , PIK, 10% , 8/15/26 .............................. United States 200,005 169,060
d
Element Solutions, Inc. ,
Senior Note, 144A, 5.875%, 12/01/25 .................... United States 600,000 624,750
Senior Note, 144A, 3.875%, 9/01/28 ..................... United States 700,000 716,240
d
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A , 9% , 7/01/28 ................................... United States 1,000,000 1,078,750
d
Neon Holdings, Inc. , Senior Secured Note , 144A , 10.125% , 4/01/26 United States 1,500,000 1,597,500
d
Olin Corp. , Senior Note , 144A , 9.5% , 6/01/25 ................ United States 200,000 231,781
d
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A ,
7.25% , 4/01/25 ..................................... United States 600,000 594,369
d
TPC Group, Inc. , Senior Secured Note , 144A , 10.5% , 8/01/24 .... United States 600,000 508,938
5,521,388
Commercial Services & Supplies 1.1%
d
Harsco Corp. , Senior Note , 144A , 5.75% , 7/31/27 ............. United States 1,500,000 1,571,205
d
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A , 3.375% , 8/31/27 .................... United States 600,000 599,346
2,170,551
Communications Equipment 0.8%
d
CommScope Technologies LLC , Senior Note , 144A , 6% , 6/15/25 .. United States 1,586,000 1,628,124
Construction & Engineering 0.5%
d
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A ,
6.25% , 3/15/26 ..................................... United States 900,000 940,671
Consumer Finance 2.6%
d
FirstCash , Inc. ,
Senior Note, 144A, 5.375%, 6/01/24 ..................... United States 1,100,000 1,130,184
Senior Note, 144A, 4.625%, 9/01/28 ..................... United States 700,000 720,695
Navient Corp. ,
Senior Note, 6.625%, 7/26/21 .......................... United States 400,000 411,000
Senior Note, 6.5%, 6/15/22 ............................ United States 500,000 522,500
Senior Note, 7.25%, 9/25/23 ........................... United States 600,000 635,445
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 1,000,000 1,067,500
Senior Note, 6.625%, 1/15/28 .......................... United States 700,000 800,240
5,287,564
Containers & Packaging 5.1%
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 624,828
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 850,000
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 700,000 732,207
d
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,800,000 1,752,228
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 500,000 525,000
d
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 500,000 533,177
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 550,938

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
d
Plastipak Holdings, Inc. , Senior Note , 144A , 6.25% , 10/15/25 .... United States 1,700,000 $ 1,726,477
d
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA ,
Senior Note, 144A, 7%, 7/15/24 ........................ United States 164,000 168,407
Senior Secured Note, 144A, 5.125%, 7/15/23 .............. United States 1,000,000 1,015,950
d
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 200,000 224,729
Senior Note, 144A, 4%, 12/01/27 ....................... United States 600,000 642,000
d
Trivium Packaging Finance BV , Senior Note , 144A , 8.5% , 8/15/27 . Netherlands 1,000,000 1,101,775
10,447,716
Diversified Financial Services 0.6%
d
MPH Acquisition Holdings LLC , Senior Note , 144A , 7.125% , 6/01/24 United States 1,300,000 1,321,515
Diversified Telecommunication Services 4.8%
d
Altice France Holding SA , Senior Secured Note , 144A , 10.5% ,
5/15/27 ........................................... Luxembourg 2,000,000 2,296,250
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 700,000 734,517
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 800,000 880,088
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,806,259
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 209,221
d
DKT Finance ApS , Senior Secured Note , 144A , 9.375% , 6/17/23 .. Denmark 1,500,000 1,516,875
d
Virgin Media Secured Finance plc ,
Senior Secured Bond, 144A, 5.5%, 8/15/26 ................ United Kingdom 200,000 211,250
Senior Secured Bond, 144A, 4.5%, 8/15/30 ................ United Kingdom 1,100,000 1,159,125
d
Zayo Group Holdings, Inc. ,
Senior Note, 144A, 6.125%, 3/01/28 ..................... United States 500,000 517,110
Senior Secured Note, 144A, 4%, 3/01/27 .................. United States 500,000 495,027
9,825,722
Electric Utilities 0.8%
d
Vistra Operations Co. LLC , Senior Note , 144A , 5.625% , 2/15/27 .. United States 1,500,000 1,588,440
Electronic Equipment, Instruments & Components 0.7%
CDW LLC / CDW Finance Corp. ,
Senior Note, 4.125%, 5/01/25 .......................... United States 600,000 626,784
Senior Note, 5%, 9/01/25 ............................. United States 700,000 727,129
1,353,913
Energy Equipment & Services 1.2%
d
Archrock Partners LP / Archrock Partners Finance Corp. , Senior
Note , 144A , 6.25% , 4/01/28 ............................ United States 300,000 302,190
d
CSI Compressco LP / CSI Compressco Finance, Inc. ,
e
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 939,000 682,771
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 359,245
d
Nabors Industries Ltd. ,
Senior Note, 144A, 7.25%, 1/15/26 ...................... United States 600,000 276,000
Senior Note, 144A, 7.5%, 1/15/28 ....................... United States 400,000 177,250
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ...........
United States 500,000 145,572
d
Weatherford International Ltd. , Senior Note , 144A , 11% , 12/01/24 . United States 917,000 616,683
2,559,711
Entertainment 1.1%
d
Banijay Entertainment SASU , Senior Secured Note , 144A , 5.375% ,
3/01/25 ........................................... France 1,000,000 1,014,375
Netflix, Inc. ,
Senior Bond, 5.875%, 2/15/25 .......................... United States 800,000 926,084

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc., (continued)
d
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 300,000 $ 317,220
2,257,679
Equity Real Estate Investment Trusts (REITs) 1.2%
d
HAT Holdings I LLC / HAT Holdings II LLC ,
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 800,000 839,344
Senior Note, 144A, 6%, 4/15/25 ........................ United States 600,000 644,250
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 315,871
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A , 3.75% ,
2/15/27 ........................................... United States 700,000 699,454
2,498,919
Food Products 2.1%
B&G Foods, Inc. , Senior Note , 5.25% , 4/01/25 ...............
United States 1,700,000 1,760,707
d
Kraft Heinz Foods Co. , Senior Bond , 144A , 4.25% , 3/01/31 ...... United States 800,000 885,393
d
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 700,000 727,674
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 321,278
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 500,000 522,500
4,217,552
Health Care Equipment & Supplies 0.1%
d
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A , 7.375% , 6/01/25 ...................... United States 300,000 312,563
Health Care Providers & Services 3.6%
d
Centene Corp. ,
Senior Note, 144A, 5.25%, 4/01/25 ...................... United States 600,000 623,250
Senior Note, 144A, 5.375%, 8/15/26 ..................... United States 500,000 531,408
CHS/Community Health Systems, Inc. ,
d
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 718,000 501,246
Senior Note, 6.875%, 2/01/22 .......................... United States 175,000 152,797
Senior Secured Note, 6.25%, 3/31/23 .................... United States 600,000 602,250
d
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 511,200
HCA, Inc. ,
Senior Bond, 5.875%, 2/15/26 .......................... United States 1,400,000 1,604,750
Senior Bond, 3.5%, 9/01/30 ............................ United States 1,200,000 1,260,000
d
MEDNAX, Inc. , Senior Note , 144A , 6.25% , 1/15/27 ............ United States 400,000 424,508
Tenet Healthcare Corp. , Senior Note , 8.125% , 4/01/22 .........
United States 1,000,000 1,080,750
7,292,159
Hotels, Restaurants & Leisure 5.7%
b,d,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A , 8% , 6/01/22 . United States 1,800,000 5,625
d
Boyd Gaming Corp. , Senior Note , 144A , 8.625% , 6/01/25 ....... United States 1,300,000 1,434,875
d
Boyne USA, Inc. , Secured Note , 144A , 7.25% , 5/01/25 ......... United States 1,500,000 1,595,468
d
Colt Merger Sub, Inc. ,
Senior Secured Note, 144A, 5.75%, 7/01/25 ............... United States 400,000 419,500
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 900,000 953,734
d
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A , 10.5% , 2/15/23 ....... United States 1,500,000 1,370,468
d
Golden Nugget, Inc. ,
Senior Note, 144A, 6.75%, 10/15/24 ..................... United States 700,000 599,375
Senior Note, 144A, 8.75%, 10/01/25 ..................... United States 600,000 448,440

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
d
International Game Technology plc , Senior Secured Note , 144A ,
5.25% , 1/15/29 ..................................... United States 400,000 $ 410,642
d
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC ,
Senior Note , 144A , 5% , 6/01/24 ......................... United States 600,000 620,631
d
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A , 7% ,
7/01/25 ........................................... United States 400,000 433,678
d
Studio City Finance Ltd. , Senior Note , 144A , 7.25% , 2/11/24 ..... Macau 1,300,000 1,364,785
d
Vail Resorts, Inc. , Senior Note , 144A , 6.25% , 5/15/25 .......... United States 700,000 750,750
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A , 7.75% , 4/15/25 ............................ United States 1,200,000 1,261,458
11,669,429
Household Durables 1.7%
d
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.75%, 8/01/25 ...................... United States 1,500,000 1,527,967
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 400,000 442,424
d
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A , 5.625% , 3/01/24 ...................... United States 400,000 428,458
Toll Brothers Finance Corp. , Senior Bond , 5.625% , 1/15/24 ......
United States 700,000 770,802
d
Williams Scotsman International, Inc. , Senior Secured Note , 144A ,
4.625% , 8/15/28 ..................................... United States 300,000 303,750
3,473,401
Independent Power and Renewable Electricity Producers 3.1%
d
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 942,386
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 717,444
Clearway Energy Operating LLC ,
Senior Note, 5.75%, 10/15/25 .......................... United States 400,000 425,042
Senior Note, 5%, 9/15/26 ............................. United States 700,000 737,114
d
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 629,064
d
InterGen NV , Senior Secured Bond , 144A , 7% , 6/30/23 ......... Netherlands 1,400,000 1,365,000
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 2,100,000 1,469,779
6,285,829
Insurance 0.8%
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A , 6.75% , 10/15/27 ........................... United States 1,600,000 1,698,704
Internet & Direct Marketing Retail 0.3%
d
Match Group Holdings II LLC , Senior Note , 144A , 4.625% , 6/01/28 United States 500,000 527,703
IT Services 1.5%
d
Gartner, Inc. , Senior Note , 144A , 4.5% , 7/01/28 ............... United States 500,000 523,125
d
Presidio Holdings, Inc. , Senior Note , 144A , 8.25% , 2/01/28 ...... United States 900,000 943,313
d
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A , 6.75% , 6/01/25 ............................ United States 1,600,000 1,639,016
3,105,454

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Machinery 2.2%
d
Manitowoc Co., Inc. (The) , Secured Note , 144A , 9% , 4/01/26 .... United States 1,000,000 $ 1,042,965
d
Maxim Crane Works Holdings Capital LLC , Secured Note , 144A ,
10.125% , 8/01/24 .................................... United States 300,000 301,261
d
Navistar International Corp. , Senior Note , 144A , 6.625% , 11/01/25 United States 600,000 613,983
Tennant Co. , Senior Note , 5.625% , 5/01/25 ..................
United States 1,600,000 1,667,832
d
Vertical Holdco GmbH , Senior Note , 144A , 7.625% , 7/15/28 ..... Germany 300,000 317,063
d
Vertical US Newco, Inc. , Senior Secured Note , 144A , 5.25% , 7/15/27 Germany 600,000 626,250
4,569,354
Media 5.7%
d
Clear Channel International BV , Senior Secured Note , 144A ,
6.625% , 8/01/25 ..................................... United States 400,000 415,500
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 510,000 501,129
d
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 500,000 505,775
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 700,000 759,430
Senior Note, 6.75%, 11/15/21 .......................... United States 700,000 736,970
d
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 337,166
d
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 394,625
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 312,966
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 400,000 422,600
d
Senior Note, 144A, 7.375%, 7/01/28 ..................... United States 800,000 849,740
d
Gray Television, Inc. , Senior Note , 144A , 7% , 5/15/27 .......... United States 500,000 543,775
d
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A ,
6.75% , 10/15/27 ..................................... United States 700,000 751,625
d
Nexstar Broadcasting, Inc. ,
Senior Note, 144A, 5.625%, 8/01/24 ..................... United States 900,000 925,690
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 1,000,000 1,056,565
d
Scripps Escrow, Inc. , Senior Note , 144A , 5.875% , 7/15/27 ....... United States 600,000 600,750
d
Sirius XM Radio, Inc. , Senior Note , 144A , 4.625% , 7/15/24 ...... United States 600,000 624,750
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 1,200,000 1,320,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 500,000 503,790
11,562,846
Metals & Mining 2.1%
d
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A , 6.75% , 3/15/26 . United States 400,000 409,000
d
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A , 4.75% ,
5/15/22 ........................................... Australia 800,000 828,780
d
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A , 8.5% ,
8/01/28 ........................................... United States 1,200,000 1,314,000
d
Novelis Corp. , Senior Bond , 144A , 5.875% , 9/30/26 ........... United States 500,000 523,025
d
SunCoke Energy Partners LP / SunCoke Energy Partners Finance
Corp. , Senior Note , 144A , 7.5% , 6/15/25 .................. United States 1,400,000 1,259,111
4,333,916
Oil, Gas & Consumable Fuels 9.6%
d
Aker BP ASA ,
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 500,000 515,712
Senior Note, 144A, 5.875%, 3/31/25 ..................... Norway 500,000 523,963
Apache Corp. , Senior Note , 4.875% , 11/15/27 ................
United States 300,000 307,302
h
California Resources Corp. ,
Senior Note, 5.5%, 9/15/21 ............................ United States 10,000 255
Senior Note, 6%, 11/15/24 ............................. United States 15,000 371

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 800,000 $ 746,916
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 400,000 414,863
Senior Bond, 5.4%, 6/15/47 ............................ Canada 300,000 268,386
Senior Note, 5.375%, 7/15/25 .......................... Canada 700,000 713,003
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 7%, 6/30/24 ....................... United States 600,000 699,604
Senior Secured Note, 5.875%, 3/31/25 ................... United States 1,000,000 1,154,745
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 700,000 734,923
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,249,272
Senior Secured Note, 5.25%, 10/01/25 ................... United States 1,200,000 1,229,088
h
Chesapeake Energy Corp. , Senior Note , 7.5% , 10/01/26 ........ United States 1,500,000 71,250
Comstock Resources, Inc. , Senior Note , 9.75% , 8/15/26 ........
United States 600,000 643,260
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 6.75%, 4/01/23 ........................... United States 500,000 493,698
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 767,832
d
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 1,000,000 1,024,815
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 522,345
d,e,i
EnQuest plc , Senior Note , 144A , Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 609,269 333,862
HighPoint Operating Corp. , Senior Note , 8.75% , 6/15/25 ........
United States 1,253,000 319,515
d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 776,232 700,549
Senior Secured Note, 144A, 10%, 2/29/24 ................. United States 170,928 177,936
b,d,e,h
Murray Energy Corp. , Secured Note , 144A , PIK, 12% , 4/15/24 ... United States 757,734 481
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 687,760
g
Senior Note, FRN, 1.73%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 400,000 378,243
Senior Note, 8.875%, 7/15/30 .......................... United States 1,100,000 1,245,750
Senior Note, 6.625%, 9/01/30 .......................... United States 200,000 206,000
QEP Resources, Inc. , Senior Bond , 5.25% , 5/01/23 ............
United States 700,000 575,750
d
Seven Generations Energy Ltd. , Senior Note , 144A , 5.375% , 9/30/25 Canada 800,000 771,492
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 4.875%, 1/15/23 .......................... United States 700,000 713,969
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 1,066,770
d
Viper Energy Partners LP , Senior Note , 144A , 5.375% , 11/01/27 .. United States 400,000 412,676
19,672,356
Personal Products 0.2%
d
Prestige Brands, Inc. , Senior Note , 144A , 5.125% , 1/15/28 ...... United States 300,000 315,414
Pharmaceuticals 2.3%
d
Bausch Health Americas, Inc. , Senior Note , 144A , 9.25% , 4/01/26 . United States 1,400,000 1,554,042
d
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 400,000 411,900
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 200,000 207,992
d
Catalent Pharma Solutions, Inc. , Senior Note , 144A , 4.875% ,
1/15/26 ........................................... United States 700,000 716,492
d
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 502,000 544,356
Senior Note, 144A, 6%, 6/30/28 ........................ United States 689,000 534,458

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
d
Par Pharmaceutical, Inc. , Senior Secured Note , 144A , 7.5% , 4/01/27 United States 225,000 $ 240,482
d
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 144A ,
7.125% , 1/31/25 ..................................... Israel 500,000 542,095
4,751,817
Real Estate Management & Development 0.7%
d
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A , 7.875% , 11/15/25 ............................... United States 1,000,000 1,008,115
d
Howard Hughes Corp. (The) , Senior Note , 144A , 5.375% , 8/01/28 . United States 500,000 509,093
1,517,208
Road & Rail 0.7%
d
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 700,000 693,430
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 700,000 688,181
1,381,611
Semiconductors & Semiconductor Equipment 0.7%
d
Amkor Technology, Inc. , Senior Note , 144A , 6.625% , 9/15/27 ..... United States 1,000,000 1,089,815
d
ON Semiconductor Corp. , Senior Note , 144A , 3.875% , 9/01/28 ... United States 300,000 314,169
1,403,984
Software 1.2%
d
Blackboard, Inc. , Secured Note , 144A , 10.375% , 11/15/24 ....... United States 1,600,000 1,627,000
d
Camelot Finance SA , Senior Secured Note , 144A , 4.5% , 11/01/26 . United States 900,000 933,354
2,560,354
Specialty Retail 1.0%
d
Lithia Motors, Inc. , Senior Note , 144A , 4.625% , 12/15/27 ........ United States 400,000 423,000
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............
United States 1,200,000 1,300,074
d,g
Party City Holdings, Inc. , Senior Secured Note , 144A , FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 370,005 235,878
1,958,952
Technology Hardware, Storage & Peripherals 0.2%
d
Dell International LLC / EMC Corp. ,
Senior Note, 144A, 5.875%, 6/15/21 ..................... United States 132,000 132,371
Senior Note, 144A, 7.125%, 6/15/24 ..................... United States 200,000 207,858
340,229
Textiles, Apparel & Luxury Goods 0.5%
d
Hanesbrands, Inc. , Senior Note , 144A , 4.625% , 5/15/24 ........ United States 1,000,000 1,052,605
Thrifts & Mortgage Finance 1.4%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 500,000 525,735
d
NMI Holdings, Inc. , Senior Secured Note , 144A , 7.375% , 6/01/25 . United States 1,200,000 1,297,266
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 900,000 969,188
2,792,189
Trading Companies & Distributors 1.8%
d
Beacon Roofing Supply, Inc. , Senior Note , 144A , 4.875% , 11/01/25 United States 1,000,000 993,185
H&E Equipment Services, Inc. , Senior Note , 5.625% , 9/01/25 ....
United States 800,000 831,000
d
HD Supply, Inc. , Senior Note , 144A , 5.375% , 10/15/26 ......... United States 300,000 316,317
United Rentals North America, Inc. , Senior Bond , 5.25% , 1/15/30 .
United States 500,000 556,235
d
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 500,000 550,127

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
d
WESCO Distribution, Inc., (continued)
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 400,000 $ 446,842
3,693,706
Wireless Telecommunication Services 2.5%
e
Digicel Group 0.5 Ltd. ,
d
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 139,840 48,167
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 435,683 312,603
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 1,300,000 1,476,878
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 1,200,000 1,398,000
Senior Note, 7.125%, 6/15/24 .......................... United States 500,000 581,735
Senior Note, 7.625%, 3/01/26 .......................... United States 500,000 615,665
T-Mobile USA, Inc. , Senior Note , 4.75% , 2/01/28 ..............
United States 600,000 647,250
5,080,298
Total Corporate Bonds (Cost $167,153,100) .....................................
165,768,605
j
Marketplace Loans 2.0%
Diversified Financial Services 2.0%
b
Lending Club - LCX, 13.08% - 25.65%, 8/26/22 - 2/07/25 ........ United States 295,622 268,724
b
Lending Club, 10.33% - 25.65%, 6/14/22 - 3/19/25 ............ United States 4,246,850 3,658,403
b
Upgrade, 16.89% - 30.17%, 11/14/22 - 2/25/25 ............... United States 126,574 96,836
4,023,963
a a a a a a
Total Marketplace Loans (Cost $4,669,045) .....................................
4,023,963
g
Asset-Backed Securities 4.3%
Diversified Financial Services 4.3%
d,g,k
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 20.192%, 8/15/44 ................ United States 731,749 608,512
2019-31, PT, 144A, FRN, 19.97%, 9/15/44 ................. United States 666,018 553,281
2019-37, PT, 144A, FRN, 20.52%, 10/17/44 ................ United States 708,544 603,166
2019-42, PT, 144A, FRN, 20.496%, 11/15/44 ............... United States 680,699 570,369
2019-51, PT, 144A, FRN, 17.515%, 1/15/45 ................ United States 836,514 712,801
2019-52, PT, 144A, FRN, 17.785%, 1/15/45 ................ United States 705,447 606,784
2019-S3, PT, 144A, FRN, 15.079%, 6/15/44 ................ United States 198,977 163,512
2019-S4, PT, 144A, FRN, 12.758%, 8/15/44 ................ United States 644,337 538,464
2019-S5, PT, 144A, FRN, 13.746%, 9/15/44 ................ United States 640,187 543,931
2019-S6, PT, 144A, FRN, 11.691%, 10/17/44 ............... United States 627,404 533,047
2019-S7, PT, 144A, FRN, 11.169%, 12/15/44 ............... United States 542,739 463,675
2019-S8, PT, 144A, FRN, 11.002%, 1/15/45 ................ United States 626,486 536,228
2020-2, PT, 144A, FRN, 17.63%, 3/15/45 .................. United States 679,216 586,399
2020-7, PT, 144A, FRN, 17.69%, 4/17/45 .................. United States 406,208 355,496
d,g,k
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 432,876 422,633
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 482,404 473,080
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 89,209 91,056
d
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A , 7.727% ,
2/15/26 ........................................... United States 474,640 457,639
8,820,073
a a a a a a
Total Asset-Backed Securities (Cost $9,846,401) ................................
8,820,073

Franklin Universal Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
See Abbreviations on page 33 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,b
Vistra Energy Corp., Escrow Account ...................... United States 700,000 $ 14
Total Escrows and Litigation Trusts (Cost $18,347) ..............................
14
Total Long Term Investments (Cost $220,592,852) ...............................
261,160,462
a
Short Term Investments 2.6%
a a
Country Shares
a
Value
a
Money Market Funds 2.6%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 5,235,951 5,235,951
Total Money Market Funds (Cost $5,235,951) ...................................
5,235,951
Principal
Amount
*
a a a a a
n
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
o
Joint Repurchase Agreement, BNP Paribas SA, 0.07%, 9/01/20
(Maturity Value $332)
Collateralized by U.S. Treasury Notes, 1.5% - 2.25%, 1/31/22 -
1/31/24 (valued at $339) .............................. 332 332
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $332) .................................................................
332
Total Short Term Investments (Cost $5,236,283 ) .................................
5,236,283
a
Total Investments (Cost $225,829,135) 130.6% ..................................
$266,396,745
Notes Payable (31.8)% .......................................................
(64,928,408)
Other Assets, less Liabilities 1.2% .............................................
2,625,796
Net Assets 100.0% ...........................................................
$204,094,133
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
A portion or all of the security is on loan at August 31, 2020. See Note 1(d).
d
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $125,226,806, representing 61.4% of net assets.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
The coupon rate shown represents the rate at period end.
h
See Note 8 regarding defaulted securities.
i
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2020, the value of this security was $333,862, representing 0.2% of net assets.
j
See Note 1(e) regarding Marketplace Lending.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
See Note 4(c) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Universal Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
n
See Note 1(d) regarding securities on loan.
o
See Note 1(c) regarding joint repurchase agreement.

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $220,592,852
Cost - Non-controlled affiliates (Note 4c) ....................................................... 5,235,951
Cost - Unaffiliated repurchase agreements ...................................................... 332
Value - Unaffiliated issuers (Includes securities loaned $279) ........................................ $261,160,462
Value - Non-controlled affiliates (N ote 4c) ....................................................... 5,235,951
Value - Unaffiliated repurchase agreements ...................................................... 332
Cash .................................................................................... 1,033,523
Receivables:
Investment securities sold ................................................................... 838,625
Dividends and interest ..................................................................... 3,289,907
Total assets .......................................................................... 271,558,800
Liabilities:
Payables:
Investment securities purchased .............................................................. 209,750
Management fees ......................................................................... 169,192
Distributions to shareholders ................................................................. 804,221
Accrued interest (Note 3 ) ................................................................... 1,173,266
Payable upon return of securities loaned ......................................................... 332
Senior fixed rate Notes, at par value of $65,000,000 less unamortized Note issuance costs of $71,592 (Note 3 ) .... 64,928,408
Accrued expenses and other liabilities ........................................................... 179,498
Total liabilities ......................................................................... 67,464,667
Net assets, at value ................................................................. $204,094,133
Net assets consist of:
Paid-in capital ............................................................................. $164,245,962
Total distributable earnings (losses) ............................................................. 39,848,171
Net assets, at value ................................................................. $204,094,133
Shares outstanding ......................................................................... 25,131,894
Net asset value per share .................................................................... $8.12

Franklin Universal Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $14,067)
Unaffiliated issuers ........................................................................ $2,813,085
Non-controlled affiliates (Note 4c) ............................................................. 22,704
Interest:
Unaffiliated issuers ........................................................................ 12,645,670
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,558
Non-controlled affiliates (Note 4 c ) ............................................................. 617
Total investment income ................................................................... 15,483,634
Expenses:
Management fees (Note 4 a ) ................................................................... 2,034,610
Interest expense (Note 3 ) ..................................................................... 2,538,018
Transfer agent fees ......................................................................... 83,200
Custodian fees (Note 5 ) ...................................................................... 1,696
Reports to shareholders ...................................................................... 33,982
Professional fees ........................................................................... 83,920
Trustees' fees and expenses .................................................................. 10,457
Amortization of note issuance costs ( Note 3) ...................................................... 21,827
Marketplace lending fees ( Note 1e) ............................................................. 205,501
Other .................................................................................... 139,495
Total expenses ......................................................................... 5,152,706
Expense reductions (Note 5 ) ............................................................... (284)
Expenses waived/paid by affiliates (Note 4c) .................................................. (9,865)
Net expenses ......................................................................... 5,142,557
Net investment income ................................................................ 10,341,077
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,265,786)
Foreign currency transactions ................................................................ 531
Net realized gain (loss) .................................................................. (1,265,255)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (10,590,578)
Translation of other assets and liabilities denominated in foreign currencies .............................. 279
Net change in unrealized appreciation (depreciation) ............................................ (10,590,299)
Net realized and unrealized gain (loss) ............................................................ (11,855,554)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,514,477)

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin Universal Trust
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,341,077 $9,579,070
Net realized gain (loss) ................................................. (1,265,255) 397,071
Net change in unrealized appreciation (depreciation) ........................... (10,590,299) 14,170,452
Net increase (decrease) in net assets resulting from operations ................ (1,514,477) 24,146,593
Distributions to shareholders .............................................. (9,683,318) (9,650,646)
Net increase (decrease) in net assets ................................... (11,197,795) 14,495,947
Net assets:
Beginning of year ....................................................... 215,291,928 200,795,981
End of year ........................................................... $204,094,133 $215,291,928

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the year ended August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 15, 750,626
Operating expenses paid ..................................................................... (2,510,964)
Interest expense paid ........................................................................ (2,541,501)
Purchases of long-term investments .............................................................  (93,660,341)
Cash collateral received for securities lo aned ...................................................... 332
Realized gain on foreign currency transactions ..................................................... 531
Sales and maturities of long-term investments .....................................................  92,655,314
Net sales of short -term investments ............................................................. 54 6 , 926
Cash provided - operating activities .......................................................... 10,240,923
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (9,683,317)
Cash used - financing activities ............................................................. (9,683,317)
Net increase (decrease) in cash ................................................................. 557,606
Cash at beginning of year ...................................................................... 475,917
Cash at end of year ........................................................................... $1,033,523
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the year ended August 31, 2020
Net increase (decrease) in net assets resulting from operating activities .................................... $ (1,514,477)
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Amortization of Note issuance costs .......................................................... 21,827
Net amortization income .................................................................. 135,068
Reinvested dividends from non-controlled affiliates ............................................... (22,704)
Decrease in dividends and interest receivable and other assets ..................................... 154,628
Decrease in interest payable ............................................................... (3,483)
Increase in payable to affiliates, accrued expenses, and other liabilities ............................... 71,748
Increase in receivable for investments sold ..................................................... (524,055)
Increase in payable for investments purchased ................................................. 209,750
Increase in collateral for securities loaned ..................................................... 332
De crease in cost of investments ............................................................. 1,121,990
De crease in unrealized appreciation on investments. ............................................. 10,590,299
Net cash provided by operating activities ........................................................... $10,240,923

Franklin Universal Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier.  Senior Fixed
Rate Notes issued by the Fund are carried at cost. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2020, certain securities may have been fair

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Statement of Investments, had
been entered into on August 31, 2020.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
e. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
 When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized ($0.01 par value). During the years ended August
31, 2020 and 2019 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the years ended August 31, 2020 and 2019, there were no shares repurchased.
3. Senior Fixed Rate Notes
 On August 28, 2018, the Fund issued $65 million principal amount of a new class of five-year senior fixed rate notes
(Notes). The Notes bear interest, payable semi-annually, at a rate of 3.91% per year, to maturity on September 15, 2023.
The Notes are general unsecured obligations of the Fund and rank senior to trust shares and all existing or future unsecured indebtedness of the Fund. For the year ended August 31, 2020, total interest paid by the Fund on the Notes was $2,541,501.
The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established in the Notes Agreement, and is required under the 1940 Act to maintain asset coverage for the Notes of at least 300%. The Fund has met these requirements during the year ended August 31, 2020. The issuance costs of $114,819 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Notes. For the year ended
August 31, 2020, the Fund amortized $21,827 of Notes issuance costs. Subject to certain restrictions and make whole premiums, the Fund may prepay the Notes at any time. At August 31, 2020, if the Notes were fully prepaid, the make whole premium related to the current balance of the Notes would have been approximately $6,375,882.
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund employs an income-based approach to determine the fair value of the Notes, which uses the Notes’ current credit rating, remaining time to maturity, stated coupon rates, the current yield of a comparable asset, and a liquidity premium. At
August 31, 2020, the estimated fair value of the Notes was approximately $70,400,000. The inputs used in determining the fair value of the Notes represent Level 3 in the fair value hierarchy. See Note 10 regarding fair value measurements for additional information about fair value hierarchy and Level 3 inputs.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.75% per year of the average weekly managed assets.
Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Notes.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2020, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $4,760,505 $69,138,538 $(68,663,092) $ — $ — $ 5,235,951 5,235,951 $ 22,704
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $1,732,000 $(1,732,000) $ — $ — $ — — $ 617
Total Affiliated Securities .... $4,760,505 $70,870,538 $(70,395,092) $— $— $5,235,951 $23,321
3. Senior Fixed Rate Notes
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2020 and 2019, was as follows:
At August 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment s of defaulted securities, bond discounts and premiums and corporate actions .
7. Investment Transactions
Purchases and sales (excluding short term securities) for the year ended August 31, 2020, aggregated $93,870,091 and
$93,728,742, respectively.
At August 31, 2020, in connection with securities lending transactions, the Fund loaned equity investments and received $332 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
8. Credit Risk and Defaulted Securities
At August 31, 2020, the Fund had 61.4% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ 1,888,428
2020 2019
Distributions paid from:
Ordinary income .......................................................... $9,683,318 $9,650,646
Cost of investments .......................................................................... $226,624,098
Unrealized appreciation ........................................................................ $55,367,101
Unrealized depreciation ........................................................................ (15,594,454)
Net unrealized appreciation (depreciation) .......................................................... $39,772,647
Distributable earnings:
Undistributed ordinary income ................................................................... $2,767,880

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2020, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
8. Credit Risk and Defaulted Securities
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 44,925,725 $ — $ — $ 44,925,725
Energy Equipment & Services ............. 51,128 — — 51,128
Machinery ............................ — — 158,851 158,851
Metals & Mining ....................... 2,467,793 — — 2,467,793
Multi-Utilities .......................... 32,131,014 — — 32,131,014
Oil, Gas & Consumable Fuels ............. 1,429,389 — — 1,429,389
Paper & Forest Products ................. 43,656 — — 43,656
Specialty Retail ........................ 103,166 — — 103,166
Preferred Stocks ........................ 1,234,000 — — 1,234,000
Warrants :
Oil, Gas & Consumable Fuels ............. — — 90 90
Paper & Forest Products ................. — 299 — 299
Convertible Bonds ....................... — 2,696 — 2,696
Corporate Bonds :
Aerospace & Defense ................... — 1,147,088 — 1,147,088
Airlines .............................. — 522,500 — 522,500
Auto Components ...................... — 5,277,163 — 5,277,163
Banks ............................... — 1,995,519 — 1,995,519
Biotechnology ......................... — 915,930 — 915,930
Building Products ...................... — 2,938,859 — 2,938,859
Chemicals ........................... — 5,521,388 — 5,521,388
Commercial Services & Supplies ........... — 2,170,551 — 2,170,551
Communications Equipment .............. — 1,628,124 — 1,628,124
Construction & Engineering ............... — 940,671 — 940,671
Consumer Finance ..................... — 5,287,564 — 5,287,564
Containers & Packaging ................. — 10,447,716 — 10,447,716
Diversified Financial Services ............. — 1,321,515 — 1,321,515
Diversified Telecommunication Services ..... — 9,825,722 — 9,825,722
Electric Utilities ........................ — 1,588,440 — 1,588,440
Electronic Equipment, Instruments &
Components ........................ — 1,353,913 — 1,353,913
Energy Equipment & Services ............. — 2,559,711 — 2,559,711
Entertainment ......................... — 2,257,679 — 2,257,679
Equity Real Estate Investment Trusts (REITs) . — 2,498,919 — 2,498,919
Food Products ........................ — 4,217,552 — 4,217,552
Health Care Equipment & Supplies ......... — 312,563 — 312,563
Health Care Providers & Services .......... — 7,292,159 — 7,292,159
Hotels, Restaurants & Leisure ............. — 11,663,804 5,625 11,669,429
Household Durables .................... — 3,473,401 — 3,473,401
Independent Power and Renewable Electricity
Producers .......................... — 6,285,829 — 6,285,829
Insurance ............................ — 1,698,704 — 1,698,704
Internet & Direct Marketing Retail .......... — 527,703 — 527,703
IT Services ........................... — 3,105,454 — 3,105,454
Machinery ............................ — 4,569,354 — 4,569,354
Media ............................... — 11,562,846 — 11,562,846
Metals & Mining ....................... — 4,333,916 — 4,333,916
Oil, Gas & Consumable Fuels ............. — 19,671,875 481 19,672,356
Personal Products ..................... — 315,414 — 315,414
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At August 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets:
Investments in Securities:
Corporate Bonds:
Pharmaceuticals ....................... $ — $ 4,751,817 $ — $ 4,751,817
Real Estate Management & Development .... — 1,517,208 — 1,517,208
Road & Rail .......................... — 1,381,611 — 1,381,611
Semiconductors & Semiconductor Equipment . — 1,403,984 — 1,403,984
Software ............................. — 2,560,354 — 2,560,354
Specialty Retail ........................ — 1,958,952 — 1,958,952
Technology Hardware, Storage & Peripherals . — 340,229 — 340,229
Textiles, Apparel & Luxury Goods .......... — 1,052,605 — 1,052,605
Thrifts & Mortgage Finance ............... — 2,792,189 — 2,792,189
Trading Companies & Distributors .......... — 3,693,706 — 3,693,706
Wireless Telecommunication Services ....... — 5,080,298 — 5,080,298
Marketplace Loans ...................... — — 4,023,963 4,023,963
Asset-Backed Securities .................. — 8,820,073 — 8,820,073
Escrows and Litigation Trusts ............... — — 14 14
Short Term Investments ................... 5,235,951 332 — 5,236,283
Total Investments in Securities ........... $87,621,822 $174,585,899 $4,189,024 $266,396,745
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Machinery $ — $ — $ — $ 158,851 $ — $ — $ — $ — $ 158,851 $ —
Warrants :
Oil, Gas &
Consumable
Fuels . 12 — — 3,796 — — — (3,7 18 ) 90 (3,706)
Corporate Bonds :
Hotels,
Restaurants &
Leisure — — — 5,625 — — — — 5,625 —
Oil, Gas &
Consumable
Fuels . — — — 481 — — — — 481 —
Marketplace Loans :
Diversified
Financial
Services 1,529,798 4,805,897 (1,658,460) — —  —  (17,889) (635,383) 4,023,963 (631,780)
Escrows and
Litigation Trusts —
c
— — 1,400 — — — (1,386) 14 (1,386)
Total Investments in
Securities ..... $1,529,810 $4,805,897 $(1,658,460) $170,153 $— $— (17,889) ( 640,4 87 ) $4,189,024 ( 636 , 872 )
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2020, are as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent even ts through the issuance of the financial statements and determined that no events have occurred that require disclosure .
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
Description
Fair Value at
End of Year/
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Lending Club
.................
$3,658,403 Discounted cash flow Loss-adjusted
discount rate
7.4% Decrease
c
Projected loss rate 23.4% Decrease
c
Lending Club - LCX
............
268,724 Discounted cash flow Loss-adjusted
discount rate
8.8% Decrease
c
Projected loss rate 22.6% Decrease
c
Upgrade
....................
96,836 Discounted cash flow Loss-adjusted
discount rate
11.9% Decrease
c
Projected loss rate 43.5% Decrease
b
All Other
(
d
)
...................
165,061
Total $4,189,024
a
W eighted based on the relative fair value of the financial instruments .
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind

Franklin Universal Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Universal Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Universal Trust (the "Fund") as of August 31, 2020, the related statements of operations and cash flows for the year ended
August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 21, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Universal Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 27.21% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $2,799,090 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended August 31, 2020. Distributions, including qualified dividend income, paid during calendar year
2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $30,571 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended August 31, 2020.
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $8,173,394 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended August 31, 2020.

Franklin Universal Trust
Important Information to Shareholders

franklintempleton.com
Annual Report
Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Principal Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
In seeking to obtain higher income, the Fund may invest in
a significant portion of its portfolio in lower-rated U.S. debt securities that have high income producing characteristics,
including obligations of corporations and other business
organizations. Lower-rated securities generally pay higher
yields than more highly rated securities to compensate
investors for the higher risk. The Fund may also invest in
income producing debt obligations of the U.S. Government,
its agencies and instrumentalities, and foreign governments
and supranational organizations. Under normal market
conditions, the Fund generally will invest between 60%
and 80% of its total assets in high income producing debt
securities of U.S. and foreign issuers, allocated among
issuers, geographic regions, and currency denominations
in a manner that is consistent with its objectives based
upon relative interest rates among various instruments
denominated in different currencies, the outlook for changes in these interest rates, and anticipated changes in currency exchange rates.
Under normal market conditions, the Fund will invest
approximately 20% to 40% of its assets in dividend-paying
common and preferred stocks. The Fund will emphasize
investment in common stocks paying high current dividends
with a focus on public utility companies. The Fund may also
invest in the equity and convertible securities of companies engaged in the business of extracting and processing
precious metals and natural resources, such as gold mining
stocks.
The Fund may also invest a small portion of its total assets in loans originated through on-line marketplace lending
platforms that provide a marketplace for lending through the purchase of loans (either individually or in aggregations) and other types of marketplace lending instruments (See the
Notes to Financial Statements for further information).
Securities may be purchased by the Fund on a “when
issued” or on a “forward delivery” basis, which means that
the obligations will be delivered at a future date beyond
customary settlement time.
The Fund employs leverage through the issuance of senior
fixed rate notes (See the Notes to Financial Statements for
further information).
The Fund may also invest in short-term U.S. government
securities and other money market instruments (including
certificates of deposit, commercial paper, bankers’
acceptances, short-term foreign government securities, and
repurchase agreements) although it typically will not invest more than 5% of its total assets in such securities except for temporary defensive purposes.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government.
High-Yield Debt Securities
Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as
those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly
speculative by the applicable rating agencies as their
issuers are more likely to encounter financial difficulties
because they may be more highly leveraged, or because of
other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant
economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield

Franklin Universal Trust
Important Information to Shareholders

franklintempleton.com
Annual Report
debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.
Interest Rate
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy,
monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities
with longer maturities or durations are more sensitive to
interest rate changes.
Credit
An issuer of debt securities may fail to make interest
payments or repay principal when due, in whole or in part.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Utilities Industry
Utility company equity securities historically have been
sensitive to interest rate movements: when interest rates
have risen, the stock prices of these companies have tended
to fall. Regulatory changes in certain states have led to
greater competition in the industry and the emergence of
non-regulated providers as a significant part of the industry, and could impact the operations of regulated providers
and increase the cost of compliance. These trends have
also made shares of some utility companies less sensitive
to interest rate changes but more sensitive to changes in
revenue and earnings and caused them to reduce the ratio
of their earnings they pay out as dividends. In addition,
the industry is subject to a variety of risks specific to this industry: utilities may find it difficult to obtain adequate returns on invested capital in spite of rate increases or
because rate increases become increasingly difficult to
obtain; they may face difficulty in financing large construction programs during inflationary and rising interest rate periods;
utilities are subject to many restrictions on operations and increased costs due to environmental and safety regulations;
utilities may face difficulties in obtaining fuel sources, such as coal, for electric generation at reasonable prices; utilities may face risks associated with the operation of nuclear
power plants (including litigation, issues associated with
the use of radioactive materials and the effects of natural or man-made disasters); utilities may face greater demands
in providing reliable service with the increasing complexity of the power grid; utilities also may be subject to adverse
effects of the results of energy conservation programs
as well as other factors affecting the level of demand for
services.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.
Leverage
The Fund employs leverage through the issuance of senior
fixed rate notes which creates an opportunity for increased
income, but, at the same time, creates special risks
(including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage
rises and falls with changes in short-term interest rates. The costs of using leverage may be greater than the proceeds
of the leverage. The Fund’s leveraging strategy may not be
successful.
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves more
risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and
social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or
some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g.,
government supervision and regulation of foreign securities
and currency markets, trading systems and brokers may be
less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure,
accounting and financial reporting standards and practices
as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations
and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Franklin Universal Trust
Important Information to Shareholders

franklintempleton.com
Annual Report
Management
The Fund is subject to management risk because it is
an actively managed investment portfolio. The Fund’s
investment manager applies investment techniques and risk
analyses in making investment decisions for the Fund, but
there can be no guarantee that these decisions will produce
the desired results.

Franklin Universal Trust
Annual Meeting of Shareholders

franklintempleton.com
Annual Report
An annual shareholders’ meeting of Franklin Universal Trust (Fund) was held on March 12, 2020. At the meeting, the holders of 25,131,894 shares of the Fund’s common stock were represented in person or by proxy, constituting a quorum.
At the Meeting, shareholders elected all of the Fund’s nominees for the Board of Trustees. The results of the voting were as follows:
Nominees
Shares
For
Shares
Withheld
Harris J. Ashton 20,042,148 731,481
Terrence J. Checki 20,047,129 726,500
Mary C.Choksi 20,104,756 668,873
Edith E. Holiday 20,116,554 657,075
Gregory E. Johnson 20,073,666 699,963
Rupert H. Johnson, Jr. 20,036,260 737,369
J. Michael Luttig 20,074,758 698,871
Larry D. Thompson 20,086,230 687,399

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Annual Report
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street
Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to American Stock Transfer & Trust Company, LLC and sent to American Stock
Transfer & Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Annual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1998 126 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Universal Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2004
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Senior Vice
President
Chairman of the
Board since 2013,
Trustee and Senior
Vice President
since 1988
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President
and Chief
Executive Officer
– Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer, Chief
Financial
Officer and Chief
Accounting
Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.

Franklin Universal Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Robert C. Rosselot (1960) Chief Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
Interested Board Members and Officers
(continued)

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT A 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisors, Inc.
(800) DIAL BEN
®
/ 342-
5236
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
www.astfinancial.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $54,424 for the fiscal year ended August 31, 2020 and $51,122 for the fiscal year ended August 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended August 31, 2020 and $20,000 for the fiscal year ended August 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2020 and $88 for the fiscal year ended August 31, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $175,744 for the fiscal year ended August 31, 2020 and $7,700 for the fiscal year ended August 31, 2019. The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, and valuation services related to a fair value engagement.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $175,744 for the fiscal year ended August 31, 2020 and $27,788 for the fiscal year ended August 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are: Mary C. Choksi, J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments.                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
The investment manager has delegated its administrative duties with respect to the voting of proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the best interests of the Fund and its shareholders.
To assist it in analyzing proxies of equity securities, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, vote execution services, ballot reconciliation services, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, the investment manager has a supplemental subscription to Egan-Jones Proxy Services (Egan-Jones), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although analyses provided by ISS, Glass Lewis, Egan-Jones, and/or another independent third party proxy service provider (each a Proxy Service) are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from a Proxy Service or any third party to be determinative of the investment manager's ultimate decision. Rather, the investment manager exercises its independent judgment in making voting decisions. For most proxy proposals, the investment manager’s evaluation should result in the same position being taken for all Funds. In some cases, however, the evaluation may result in a Fund voting differently, depending upon the nature and objective of the Fund, the composition of its portfolio and other factors. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the best interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.
Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from a Proxy Service and relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.
To avoid certain potential conflicts of interest, the investment manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to a SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the underlying fund's shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the investment manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the investment manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals.
The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
Engagement with issuers
. The investment manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The investment manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The investment manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
Investment manager’s proxy voting policies and principles
    The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis.
Board of directors.
    The investment manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager supports boards with strong risk management oversight. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
In the event of a contested election, the investment manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.
Ratification of auditors of portfolio companies.
    The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence. The investment manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.
Management and director compensation.
    A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.
The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.
Anti-takeover mechanisms and related issues.
    The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting. The investment manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.
Changes to capital structure.
    The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and corporate restructuring.
    Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental and social issues.
    The investment manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the investment manager’s approach to consideration of environmental, social and governance issues within the investment manager’s processes and ownership practices.
The investment manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources. In the investment manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the investment manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the investment manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.
The investment manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the investment manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.
Governance matters.
    The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
Proxy access.
    In cases where the investment manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the investment manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.
Global corporate governance.
    Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the investment manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the investment manager’s intended vote is not correctly submitted; (ix) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
In some non-U.S. jurisdictions, even if the investment manager uses reasonable efforts to vote a proxy on behalf of the Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the investment manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the investment manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the investment manager's votes are not received, or properly tabulated, by an issuer or the issuer's agent.
The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.
Procedures for meetings involving fixed income securities & privately held issuers.
    From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the investment manager for each Fund involved. If the Proxy Group does not receive voting instructions from the investment manager, the Proxy Group will take no action on the event. The investment manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described above.
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the investment manager may nonetheless vote as it deems in the best interests of the Fund. The investment manager will report such decisions on an annual basis to the Fund board as may be required.
Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  As of October 27, 2020, the portfolio managers of the Fund is as follows:

GLENN I. VOYLES CFA
, Senior Vice President of Advisers
Mr. Voyles has been a manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment for the global income component of the Fund. He joined Franklin Templeton Investments in 1993.

CFA and Chartered Financial Analyst are trademarks owned by CFA Institute.

(a)(2)  This section reflects information about the portfolio managers as of the fiscal year ended August 31, 2020.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Glenn I. Voyles	4	3,691.1	5	1,520.6	7	562.8

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals.  Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts.  The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted, in the chart above, if any).  This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
Compensation.
  The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary
  Each portfolio manager is paid a base salary.
Annual bonus
  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
  Investment performance.
  Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
  Non-investment performance.
  The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.
  Responsibilities.
  The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.
Additional long-term equity-based compensation
  Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Benefits
Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.
Ownership of Fund shares.
  The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio manager (such amounts may change from time to time):
Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Glenn I. Voyles	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.  During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.
For the fiscal year ended August 31, 2020, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$2,384
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$191
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$-
Administrative fees not included in a revenue split	$-
Indemnification fees not included in a revenue split	$-
Rebate (paid to borrower)	$-
Other fees not included above	$18
Aggregate fees/compensation paid by the Fund for securities lending activities	$209
Net income from securities lending activities	$2,175

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a) (2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
UNIVERSAL TRUST

By _S\MATTHEW T. HINKLE_____
   Matthew T. Hinkle
   Chief Executive Officer - Finance and
   Administration
Date:  October 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\MATTHEW T. HINKLE_____
   Matthew T. Hinkle
   Chief Executive Officer - Finance and
   Administration
Date:  October 27, 2020

By _S\GASTON GARDEY__________
   Gaston Gardey
   Chief Financial Officer
and
   Chief Accounting Officer
Date:  October 27, 2020